[LOGO OMITTED]
                                 EASTERN POINT
                                    ADVISORS

                       EASTERN POINT ADVISORS TWENTY FUND

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2002

A MESSAGE TO SHAREHOLDERS
--------------------------------------------------------------------------------


Dear Shareholder,

Looking back as we approach and move beyond our third anniversary, we are extremely proud of the accomplishments of the Eastern Point Advisors Twenty Fund. During a period characterized by increasingly challenging financial markets, the reality of global terrorism and shaken consumer confidence in corporate America, our Fund has been able to deliver significant value to its shareholders.

We believe that our rigid adherence to a strict and unemotional profit-target strategy on the upside and a correspondingly strict and unemotional stop-loss strategy on the downside has served our investors well. Generally, relative to our peers and the appropriate indices, we have been able to maintain shareholder value in the face of deteriorating equity markets. While we cannot predict the future with any degree of certainty, we are confident that these disciplined strategies will continue to serve our shareholders well in the year ahead.

In short, we are proud of our first three years. We believe we have earned a continued presence in your portfolio and greatly appreciate your confidence and support.

Sincerely,

/S/ C. DAVID WELLER

C. David Weller, Esq., Secretary and Legal Counsel
Eastern Point Advisors Funds

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
Comparative Performance                                       September 30, 2002
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

               Eastern Point Advisors
                  Twenty Fund Class A                    S&P 500 Index
10/19/99                        9,425                           10,000
3/31/00                        15,391                         11,991.4
9/30/00                        14,430                         11,479.9
3/31/01                      9,860.58                         9,327.13
9/30/01                      8,574.46                         8,424.08
3/31/02                      11,721.5                         9,349.84
9/30/02                      8,701.03                         6,698.27

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

               Eastern Point Advisors
                  Twenty Fund Class C                 S&P 500 Index
10/29/99                       10,000                        10,000
3/31/00                        15,330                      11,071.9
9/30/00                        14,340                      10,634.8
3/31/01                      9,771.45                      8,640.47
9/30/01                      8,465.84                       7,803.9
3/31/02                      11,574.5                      8,661.51
9/30/02                      8,559.09                      6,205.15

--------------------------------------------------------------------------------

Note 1: The graph compares the increase in the value of a $10,000 investment in the Eastern Point Advisors Twenty Fund with the performance of the Standard & Poor's 500 Index. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

Note 2: Class A Shares reflect the impact of sales charges on purchases. The maximum sales charge for the period indicated was 5.75%.

TOTAL RETURNS FOR THE PERIOD ENDING SEPTEMBER 30, 2002
TOTAL RETURN - ONE YEAR                          TOTAL RETURN SINCE INCEPTION
-----------------------------------------------------------------------------
        Class A ............... (5.33)%*         Class A ............ (12.99)%*
        Class A ...............  1.48%           Class A ............  (7.68)%
        Class C ...............  0.10%**         Class C ............ (14.41)%**
        Class C ...............  1.10%           Class C ............ (14.41)%

-------------------
*  includes sales load and redemption fee
** includes redemption fee

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
Schedule of Investments                                       September 30, 2002
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
   SHARES                                                            (NOTE 2A)
   ------                                                          ------------
            COMMON STOCKS -- 77.2%
   15,000   Albany Molecular Research, Inc.+ ..................... $  255,450
   19,000   Biovail Corporation+ .................................    469,110
   19,000   Caremark Rx, Inc.+ ...................................    323,000
   12,600   CBRL Group, Inc. .....................................    287,532
   32,000   Cytyc Corporation+ ...................................    343,040
   20,200   Dr. Reddy's Laboratories, Ltd., ADR ..................    339,966
    1,900   Getty Realty Corporation .............................     36,252
   29,300   Hanover Compressor Company+ ..........................    243,190
    9,000   Kronos, Inc.+ ........................................    221,670
    9,000   Liz Claiborne, Inc. ..................................    224,550
    1,140   M.D.C. Holdings, Inc. ................................     40,242
    8,800   Newmont Mining Corporation ...........................    242,088
   10,000   NVIDIA Corporation+ ..................................     85,600
   21,000   Orthodontic Centers of America, Inc.+ ................    224,700
    9,000   Papa John's International, Inc.+ .....................    262,170
   10,000   Pfizer, Inc. .........................................    290,200
    6,700   Philip Morris Companies, Inc. ........................    259,960
   12,000   RadioShack Corporation ...............................    240,720
   11,000   RehabCare Group, Inc.+ ...............................    254,430
   15,000   Sealed Air Corporation+ ..............................    253,350
   10,000   Taro Pharmaceutical Industries, Ltd.+ ................    337,500
    7,000   Torchmark Corporation ................................    239,820
                                                                   ----------
            Total Common Stocks (Cost $5,653,206) ................  5,474,540
                                                                   ----------
            PREFERRED STOCKS -- 1.5%
    5,300   Corrections Corporation of America, 8.00% Series A ...    107,325
                                                                   ----------
            Total Preferred Stocks (Cost $105,806) ...............    107,325
                                                                   ----------
            TOTAL INVESTMENTS -- 78.7%
              (Cost $5,759,012*) .................................  5,581,865
                                                                   ----------
            OTHER ASSETS AND LIABILITIES (NET) -- 21.3% ..........  1,513,657
                                                                   ----------
            NET ASSETS -- 100.0% ................................. $7,095,522
                                                                   ==========
----------------------

 ADR - American Depositary Receipt.
 +     Non-income producing security.
 *     Cost for Federal tax purposes is $5,803,992.

INDUSTRY DIVERSIFICATION

   ON SEPTEMBER 30, 2002, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:

                            % OF TOTAL                          % OF TOTAL
                      INVESTMENT IN SECURITIES          INVESTMENT IN SECURITIES
                      ------------------------          ------------------------
Pharmaceutical                  20.54%        Tobacco               4.65%
Health Care/Services            19.57%        Containers            4.54%
Medical/Biotechnology/Products  10.72%        Insurance             4.30%
Restaurants                      9.85%        Retail/Apparel        4.02%
Mining/Oil Field                 8.70%        Computers/Systems     3.97%
Electronics                      5.85%        Building/Real Estate  3.29%
                                                                  -------
TOTAL INVESTMENTS                                                 100.00%
                                                                  =======

             Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                           September 30, 2002
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost $5,759,012) (Note 2) ..........     $  5,581,865
   Cash ......................................................        1,586,636
   Dividends and interest receivable .........................            3,692
   Receivable for investment securities sold .................           42,794
   Receivable for capital stock sold .........................           14,266
   Due from Advisor (Note 4) .................................            7,483
   Prepaid expenses and other assets .........................           14,930
                                                                   ------------
   Total Assets ..............................................        7,251,666
                                                                   ------------
LIABILITIES:
   Payable for investment securities purchased ...............          103,257
   Payable for capital stock redeemed ........................            9,356
   Distribution fee payable (Note 6) .........................            1,809
   Accrued expenses ..........................................           41,722
                                                                   ------------
   Total Liabilities .........................................          156,144
                                                                   ------------
   NET ASSETS ................................................     $  7,095,522
                                                                   ============
NET ASSETS, CONSIST OF:
   Par value (Note 1) ........................................     $        800
   Paid-in capital (Note 1) ..................................       10,761,454
   Accumulated net realized loss on investments sold .........       (3,489,585)
   Unrealized depreciation on investments ....................         (177,147)
                                                                   ------------
   Total Net Assets ..........................................     $  7,095,522
                                                                   ============
NET ASSETS
   Class A ...................................................     $  6,453,927
   Class C ...................................................          641,595
                                                                   ------------
   Total .....................................................     $  7,095,522
                                                                   ============
SHARES OUTSTANDING
   Class A ...................................................          722,757
   Class C ...................................................           77,639
                                                                   ------------
   Total .....................................................          800,396
                                                                   ============
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   Class A ....................................................... $       8.93*
                                                                   ============
   Class C ....................................................... $       8.26
                                                                   ============
------------------------------------------
* Maximum offering per share ($8.93 / 0.9425 = $9.47)


             Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
                                                              For the Year Ended
STATEMENT OF OPERATIONS                                       September 30, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest income (Note 1B) ...................................      $   2,586
   Dividend income (Note 1B) ...................................         46,298
                                                                      ---------
   Total Investment Income .....................................         48,884
                                                                      ---------
EXPENSES:
   Investment advisory fees (Note 4) ...........................        125,553
   Administration fees (Note 5) ................................         68,493
   Distribution fees (Note 6)
     Class A ...................................................         18,834
     Class C ...................................................          8,367
   Transfer agent fees .........................................        165,066
   Accounting fees .............................................         37,700
   Registration and filing fees ................................         29,623
   Custodian fees ..............................................         15,100
   Legal and Audit fees ........................................         11,000
   Trustees' fees and expenses .................................          4,500
   Other expenses ..............................................         14,430
                                                                      ---------
   Total Gross Expenses ........................................        498,666
   Less: Expenses reimbursed ...................................        (73,893)
                                                                      ---------
   Net Expenses ................................................        424,773
                                                                      ---------
NET INVESTMENT LOSS ............................................       (375,889)
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   FROM INVESTMENTS (NOTE 2):
   Net realized loss on investments sold .......................       (546,559)
   Unrealized appreciation on investments ......................        933,578
                                                                      ---------
   Net realized and unrealized gain on investments .............        387,019
                                                                      ---------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...................................      $  11,130
                                                                      =========

             Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                        FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                        SEPTEMBER 30, 2002   SEPTEMBER 30, 2001
                                        ------------------   ------------------
NET ASSETS, AT BEGINNING OF YEAR ......... $  7,126,522         $ 10,939,319
INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment loss ....................     (375,889)            (377,496)
  Net realized loss on investments sold ..     (546,559)          (2,623,879)
  Net change in unrealized appreciation/
     (depreciation) on investments .......      933,578           (1,901,744)
                                           ------------         ------------
  Net increase/(decrease) in net assets
     resulting from operations ...........       11,130           (4,903,119)
                                           ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Capital Gains
  Class A ................................           --             (251,344)
  Class C ................................           --              (34,347)
                                           ------------         ------------
    Total Distributions to Shareholders ..           --             (285,691)
                                           ------------         ------------
CAPITAL STOCK TRANSACTIONS
CLASS A
  Shares sold ............................    3,515,731            3,140,303
  Shares issued as reinvestment
    of dividends .........................           --              239,501
  Shares redeemed ........................   (3,318,667)          (2,114,034)
                                           ------------         ------------
     Net increase in Class A shares ......      197,064            1,265,770
                                           ------------         ------------
CLASS C
  Shares sold ............................       92,549              387,351
  Shares issued as reinvestment
     of dividends ........................           --               33,818
  Shares redeemed ........................     (331,743)            (310,926)
                                           ------------         ------------
     Net increase/(decrease) in
        Class C shares ...................     (239,194)             110,243
                                           ------------         ------------
  Net increase/(decrease) in net assets
     from capital stock transactions .....      (42,130)           1,376,013
                                           ------------         ------------
  Net decrease in net assets .............      (31,000)          (3,812,797)
                                           ------------         ------------
  NET ASSETS, AT END OF YEAR ............. $  7,095,522         $  7,126,522
                                           ============         ============
CAPITAL SHARE TRANSACTIONS:
CLASS A
  Shares sold ............................      321,660              263,629
  Shares issued as reinvestment
     of dividends ........................           --               22,425
  Shares redeemed ........................     (313,330)            (193,730)
                                           ------------         ------------
     Net increase in Class A
        shares outstanding ...............        8,330               92,324
                                           ============         ============
CLASS C
  Shares sold ............................        8,776               35,570
  Shares issued as reinvestment
      of dividends .......................           --                3,392
  Shares redeemed ........................      (33,639)             (30,040)
                                           ------------         ------------
     Net increase/(decrease) in Class C
         shares outstanding ..............      (24,863)               8,922
                                           ============         ============
  Increase/(decrease) in
     shares outstanding ..................      (16,533)             101,246
                                           ============         ============

             Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout the period.

                                                         FOR THE YEAR ENDED     FOR THE YEAR ENDED    FOR THE PERIOD ENDED
                                                         SEPTEMBER 30, 2002     SEPTEMBER 30, 2001    SEPTEMBER 30, 2000 (D)
                                                        -------------------    --------------------   ---------------------
                                                        CLASS A     CLASS C    CLASS A      CLASS C   CLASS A      CLASS C
                                                        -------     -------    -------      -------   -------      -------
Net Asset Value, beginning of period .................. $ 8.80      $ 8.17     $15.41       $14.44     $10.00      $10.00
                                                        ------      ------     ------       ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b) ...............................  (0.45)      (0.53)     (0.46)       (0.53)     (0.65)      (0.74)
Net realized and unrealized gain/(loss)
   on investments (b) .................................   0.58        0.62      (5.79)       (5.38)      6.06        5.18
                                                        ------      ------     ------       ------     ------      ------
Total from Investment Operations ......................   0.13        0.09      (6.25)       (5.91)      5.41        4.44
                                                        ------      ------     ------       ------     ------      ------
DISTRIBUTIONS TO SHAREHOLDERS:
From capital gains ....................................     --          --      (0.36)       (0.36)        --          --
                                                        ------      ------     ------       ------     ------      ------
Total Distributions ...................................     --          --      (0.36)       (0.36)        --          --
                                                        ------      ------     ------       ------     ------      ------
Net Asset Value, end of period ........................ $ 8.93      $ 8.26     $ 8.80       $ 8.17     $15.41      $14.44
                                                        ======      ======     ======       ======     ======      ======
TOTAL RETURN ..........................................   1.48%       1.10%    (40.96)%     (41.37)%    54.10%(c)   44.40%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s) ...................... $6,454      $  642     $6,289       $  837     $9,587      $1,352
Ratios to average net assets:
Net investment loss ...................................  (4.42)%     (5.17)%    (4.11)%      (4.86)%    (4.64)%(a)  (4.98)%(a)
Operating expenses ....................................   5.00%       5.75%      5.00%        5.75%      5.00%(a)    5.34%(a)
Operating expenses excluding reimbursement ............   5.88%       6.63%      5.15%        5.90%      7.07%(a)    7.82%(a)
Net investment loss excluding reimbursements ..........  (5.30)%     (6.05)%    (4.26)%      (5.01)%    (6.71)%(a)  (7.46)%(a)
Portfolio Turnover Rate ...............................    469%        469%       674%         674%       606%        606%

--------------------------------------------------------------------------------
(a)  Annualized.
(b)  Based on weighted average share method.
(c)  Total return from Inception.
(d) The Eastern Point Advisors Twenty Fund SEC effective, October 18, 1999. Class A commenced operations on October 19, 1999. Class C commenced operations on October 29, 1999.

             Please see accompanying notes to financial statements.

                                       6-7

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
Notes to Financial Statements                                 September 30, 2002
--------------------------------------------------------------------------------

(1) ORGANIZATION

    Eastern Point Advisors Funds Trust, formerly, Investors Capital Funds Trust, (the "TRUST") was organized as a Delaware business trust on July 14, 1999 and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a non-diversified open-end management investment company. The Trust currently consists of one non-diversified series, the Eastern Point Advisors Twenty Fund (the "Fund").

    The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.001 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on relative net assets.

(2) SIGNIFICANT ACCOUNTING POLICIES

    The Fund seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Fund normally concentrates its investments in a group of 20-30 common stocks. Due to the inherent risk in any investment program, the Fund cannot ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. SECURITIES VALUATION

       The Fund determines its net asset value per share (NAV) each business day at the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of the Fund listed or traded on a stock exchange are valued at the last sale prices on its principal exchange. If no sale price is reported, the last bid price is used. Securities traded over-the-counter are priced at the last available bid price. The Fund may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available, or if in the opinion of the Advisor any quotation of market price is not representative of true market value.

    B. SECURITIES TRANSACTIONS AND RELATED INCOME

       Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     September 30, 2002 (continued)
--------------------------------------------------------------------------------

       basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

    C. FEDERAL INCOME TAX

       The Fund will distribute substantially all net investment income and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax to the Fund. Therefore, no Federal income or excise tax provision is required.

(3) DISTRIBUTIONS TO SHAREHOLDERS

    Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The tax character of dividends and distributions paid during the years ended 2002 and 2001 were as follows:

                                      YEAR ENDED               YEAR ENDED
                                  SEPTEMBER 30, 2002      SEPTEMBER 30, 2001
                                  ------------------      ------------------
    Distributions paid from:
       Ordinary Income                  $  --                $  285,691
       Long-term capital gains             --                        --
                                        -----                ----------
    Total distributions                 $  --                $  285,691
                                        =====                ==========

    As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

    Undistributed short-term gain (loss)                         $(3,444,605)
    Unrealized appreciation (depreciation)                          (222,127)
                                                                 -----------
       Distributable earnings                                    $(3,666,732)
                                                                 ===========

    The difference between book and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The cumulative timing difference under ordinary income and capital loss carryover is due to post October losses.

(4) INVESTMENT ADVISOR

    Eastern Point Advisors, Inc. serves as the Fund's Advisor. Pursuant to the terms of the Investment Advisory Agreement, Eastern Point Advisors shall have full discretion to manage the assets of the Fund in accordance with its investment objective. As compensation for its services Eastern Point Advisors receives, on a monthly basis, an investment advisory fee calculated at the annual rate of 1.50% of the Fund's average daily net assets.

    Eastern Point Advisors has also voluntarily agreed to waive its advisory fees or reimburse other Fund expenses so that the Fund's annual operating expenses will not exceed 5.00%

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     September 30, 2002 (continued)
--------------------------------------------------------------------------------

    for Class A shares and 5.75% for Class C shares, of the average daily net assets of the respective class. The waiver may be terminated by Eastern Point Advisors at any time. For the year ended September 30, 2002, the advisor reimbursed expenses in the amount of $73,893.

(5) ADMINISTRATOR

    PFPC Inc. ("PFPC") (the "Administrator") serves as the Fund's administrator pursuant to a service agreement. Under the agreement, the Administrator provides the Fund with office space and personnel to assist the Fund in managing its daily business affairs.

(6) DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

    Investors Capital Corporation (the "Distributor") serves as the Fund's principal distributor pursuant to a Distribution Agreement. The Distributor is an affiliate of Eastern Point Advisors.

    CLASS A - The Class A shares of the Fund have adopted a Rule 12b-1 Distribution Plan (the "CLASS A PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Class A Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at the rate of 0.25% per annum of the average daily net assets of the Class A shares of the Fund. The fees payable under the Class A Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class A shares, payments made for the preparation, printing and distributing advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

    CLASS C - The Class C shares of the Fund have also adopted a Rule 12b-1 Distribution Plan (the "CLASS C PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Class C Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at the rate of 0.75% per annum of the average daily net assets of the Class C shares of the Fund. The fees payable under the Class C Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class C shares, payments made for the preparation, printing and distributing advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

    The Class C Plan also provides that the Fund will compensate the Distributor with a servicing fee at the rate of 0.25% per annum of the average daily net assets of the Class C shares of the Fund. The servicing fee shall be used to pay, among other things: assisting in establishing and maintaining customer accounts and records, assisting with purchase and

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     September 30, 2002 (continued)
--------------------------------------------------------------------------------

    redemption requests, arranging for bank wires, monitoring dividend payments from the Trust on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Trust to customers, receiving and answering correspondence and aiding in maintaining the investment of the Fund's Class C shareholders.

    An officer of the Trust is also an officer of the Distributor and has more than 25% ownership interest in both Eastern Point and the Distributor.

    BROKER COMMISSIONS

    The Fund intends to place substantially all of its securities transactions through their affiliated Distributor in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. Eastern Point Advisors may also use non-affiliated brokers to execute portfolio transactions on behalf of the Fund. The Distributor provides brokerage services to the Fund. For the year ended September 30, 2002, Eastern Point Advisors Twenty Fund incurred $77,037 in brokerage commissions with Investors Capital Corporation.

    During the year ended September 30, 2002, Investors Capital Corporation received underwriting fees of $9,703 and also retained dealer's commission of $58,430 in connection with the Fund's capital shares. Certain officers and Trustees of the Fund are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, received any compensation from the Trust for serving as an officer or Trustee of the Trust.

(7) SECURITIES TRANSACTIONS

    For the year ended September 30, 2002, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, was as follows:

                                                      PURCHASES         SALES
                                                     -----------     -----------
    Eastern Point Advisors Twenty Fund               $36,560,857     $37,676,164

    The aggregate gross unrealized appreciation and depreciation, as computed on a Federal income tax basis, at September 30, 2002 is as follows:

                                        UNREALIZED     UNREALIZED
                                       APPRECIATION  (DEPRECIATION)       NET
                                       ------------  --------------   ---------
    Eastern Point Advisors Twenty Fund   $277,981      $(500,108)     $(222,127)

(8) TAX MATTERS

    As of September 30, 2002, the Eastern Point Advisors Twenty Fund had a capital loss carryforward of $3,412,451 which will expire September 30, 2010. This Fund had realized capital losses of $32,154 for financial reporting purposes, which have been deferred for Federal income tax purposes.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     September 30, 2002 (continued)
--------------------------------------------------------------------------------

(9) FUND MANAGEMENT

    Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (877) ICFUNDS (877-423-8637).

                                                                                    NUMBER OF             OTHER
    NAME, (AGE),                  TERM OF OFFICE         PRINCIPAL              PORTFOLIOS IN FUND    TRUSTEESHIPS/
    ADDRESS AND                   AND LENGTH OF         OCCUPATION(S)            COMPLEX OVERSEEN     DIRECTORSHIPS
    POSITION(S) WITH TRUST        TIME SERVED(1)     DURING PAST 5 YEARS           BY TRUSTEE         HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
                                       DISINTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------
    Robert T. Martin (35)         Since 1999         Director of Operations,            1                N/A
    Trustee                                          Ipswich Brewing Co.,
      23 Hayward St.                                 (1995 to present).
      Ipswich, MA 01938

    John S. Rando, Jr. (39)       Since 1999         Owner/Manager, Wal-Lex             1                N/A
    Trustee                                          Shopping Center
      34 Eastern Point Blvd.                         (1986-present)
      Gloucester, MA 01930

    Arthur E. Stickney (67)       Since 1999         President and Treasurer,           1                N/A
    Trustee                                          Stickney & Associates, Inc.,
      144 Granite St.                                an advertising firm
      Rockport, MA 01966                             (1974-present)
---------------------------------------------------------------------------------------------------------------------
                                       INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------
    Theodore E. Charles(2) (59)   Since 1999         Chairman, Investors Capital        1                N/A
    Chairman of the Board of                         Holdings (1995 to present),
    Trustees, President and Trustee                  Chief Executive Officer,
      230 Broadway East, Suite 203,                  Investors Capital Corporation
      Lynnfield, MA 01940                            (1991 to present).

    Timothy B. Murphy(2) (37)     Since 1999         President, Investors Capital       1                N/A
    Treasurer and Trustee                            Corporation (1994 to present),
      230 Broadway East, Suite 203,                  President, Eastern Point
      Lynnfield, MA 01940                            Advisors (1995 to present).
---------------------------------------------------------------------------------------------------------------------
                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------
    C. David Weller (46)          Since 1999         Chief Legal Counsel, Investors     N/A              N/A
    Secretary                                        Capital Holdings (1999 to present),
      230 Broadway East, Suite 203,                  Manager, Compliance and
      Lynnfield, MA 01940                            Investment Planning, Hancock
                                                     Partners Insurance, LLP
                                                     (1995-1999).

------------------
1 Each Trustee and officer shall hold office until his successor shall have been elected and qualified or until his or her earlier resignation.

2  Is an Interested Trustee as a result of his employment with Investors Capital
   Corporation, the   Parent Corporation  of  Eastern Point  Advisors, Inc., the
   Trust's investment advisor.

REPORT OF INDEPENDENT
CERTIFIED PUBLIC ACCOUNTANTS                                  September 30, 2002
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Eastern Point Advisors Funds Trust
Lynnfield, Massachusetts

    We have audited the accompanying statement of assets and liabilities of Eastern Point Advisors Funds Trust (comprising, the Eastern Point Advisors Twenty Fund), including the schedule of investments, as of September 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and the financial highlights for the respective periods from commencement of operations to September 30, 2002. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eastern Point Advisors Funds Trust as of September 30, 2002, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the respective periods from commencement of operations to September 30, 2002 in conformity with accounting principles generally accepted in the United States of America.

                                                BRIGGS, BUNTING & DOUGHERTY, LLP
                                                      Philadelphia, Pennsylvania
                                                                October 15, 2002

                                 [LOGO OMITTED]
                                 EASTERN POINT
                                    ADVISORS

                         BOARD OF TRUSTEES AND OFFICERS

Theodore E. Charles,
President, Trustee

Timothy B. Murphy,
Treasurer, Trustee

C. David Weller, Esq.,
Secretary
Legal Counsel

Robert T. Martin,
Trustee

John S. Rando,
Trustee

Arthur E. Stickney,
Trustee

                                   DISTRIBUTOR
                          Investors Capital Corporation
                          230 Broadway East, Suite 203
                               Lynnfield, MA 01940

         CUSTODIAN                                      AUDITOR
   The Bank of New York                    Briggs, Bunting & Dougherty, LLP
       1 Wall Street                       Two Penn Center Plaza, Suite 820
    New York, NY 10286                        Philadelphia, PA 19102-1732

                                 TRANSFER AGENT
                                    PFPC Inc.
                                211 S. Gulph Road
                            King of Prussia, PA 19406

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Eastern Point Advisors Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------

A01-AR9/02